Document and Entity Information Document	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Renewable Energy Group, Inc.
Entity Central Index Key	0001463258
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35397
Entity Tax Identification Number	26-4785427
Entity Address, Address Line One	416 South Bell Avenue
Entity Address, City or Town	Ames
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50010
City Area Code	515
Local Phone Number	239-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	REGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false